Risk management - Derivative financial instruments to transition to alternative benchmarks (Details) - Derivative Financial Instruments To Transition To Alternative Benchmarks [Member] - Derivatives By Benchmark Rate [Member] - EUR (€)
€ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	508,877	489,321
GBP LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value		822
USD LIBOR [Member]
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal value	508,877	488,499